Insurance Contract Liabilities and Reinsurance Assets - Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 917,643	$ 880,349
Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	52,014	50,207
Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	42,842	40,756
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	13,233	12,832
Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	224,139	218,725
Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	28,067	23,722
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	557,348	534,107
Individual insurance participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	86,695	76,480
Individual insurance participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,799	3,069
Individual insurance participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,005	5,549
Individual insurance participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,467	3,385
Individual insurance participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	43,278	39,523
Individual insurance participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	14,667	12,365
Individual insurance participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	15,479	12,589
Individual insurance non-participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	151,108	148,715
Individual insurance non-participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	13,295	12,536
Individual insurance non-participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	17,741	17,276
Individual insurance non-participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,814	6,466
Individual insurance non-participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	82,050	81,548
Individual insurance non-participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,112	6,971
Individual insurance non-participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	23,096	23,918
Annuities and pensions [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	37,452	41,902
Annuities and pensions [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,572	4,923
Annuities and pensions [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	7,370	7,499
Annuities and pensions [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	987	1,027
Annuities and pensions [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	19,575	20,936
Annuities and pensions [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	453	461
Annuities and pensions [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,495	7,056
Other insurance contract liabilities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	72,489	72,688
Other insurance contract liabilities [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,526	8,315
Other insurance contract liabilities [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	9,775	9,439
Other insurance contract liabilities [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,782	1,697
Other insurance contract liabilities [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	36,207	34,725
Other insurance contract liabilities [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	374	310
Other insurance contract liabilities [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	15,825	18,202
Other Liabilities [member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	503,894	479,500
Other Liabilities [member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	21,802	21,338
Other Liabilities [member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,723	817
Other Liabilities [member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6	57
Other Liabilities [member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	10,723	8,872
Other Liabilities [member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	626	402
Other Liabilities [member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	469,014	448,014
Capital [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	66,005	61,064
Capital [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	20	26
Capital [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	228	176
Capital [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	177	200
Capital [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	32,306	33,121
Capital [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,835	3,213
Capital [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 29,439	$ 24,328